Other Disclosures - Collaborations and Technology Licenses (Details) € in Millions, kr in Millions, $ in Millions		1 Months Ended					6 Months Ended	12 Months Ended
	Jun. 10, 2020 USD ($) item	Oct. 31, 2020	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Option	Jul. 31, 2018 USD ($) item	Dec. 31, 2017 item	Jun. 30, 2021 USD ($) item	Dec. 31, 2021 USD ($) Option item	Dec. 31, 2020 USD ($)	Dec. 31, 2012	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 EUR (€)	Aug. 31, 2015 USD ($)
Collaborations and Technology Licenses
Investments accounted for using equity method | kr											kr 371		kr 1,081
Janssen
Collaborations and Technology Licenses
Royalty obligation expiration term after first sale of product								13 years
Milestone payments receivable												$ 191.0
Upfront payment								$ 3.5
Number of additional programs | item								10
Initial payments received								$ 2.0
Number of license exercised | item								14
Number of license options remaining to be exercised | Option								0
Novartis (Arzaerra/Ofatumumab)
Collaborations and Technology Licenses
Royalty percentage for non-cancer treatment								10.00%
Lump sum payment received									$ 30.0
Seagen
Collaborations and Technology Licenses
Cost and profit sharing ratio		50
AbbVie
Collaborations and Technology Licenses
Number of additional candidates selected | item	4
Upfront payment	$ 750.0		$ 750.0
Ratio of share of profits before income taxes	50
Number of performance obligations | item	4
Number of delivery license programs | item	3
Percentage of discover research and development cost responsible by the entity	100.00%
BioNTech
Collaborations and Technology Licenses
Number of additional candidates selected | item								2
Upfront fee paid								$ 10.0
Novo Nordisk A/S
Collaborations and Technology Licenses
Number of potential target pair combinations | item						5
Options to obtain commercial licenses | item						3
CureVac
Collaborations and Technology Licenses
Upfront fee payable				$ 10.0
Collaborative arrangement, Development, Regulatory and commercial milestone payment				$ 280.0
Options to obtain commercial licenses | Option				3
Option exercisable period				5 years
Investments accounted for using equity method											318		kr 1,067	€ 20
Percentage of investment in common shares								35.00%
Bolt
Collaborations and Technology Licenses
Investments accounted for using equity method							$ 15.0				kr 26
Upfront fee paid							$ 10.0
Threshold number of clinical candidates evaluated for development | item							3
Co-developed development cost split ratio							50
Milestone payments receivable							$ 285.0
Immatics
Collaborations and Technology Licenses
Development regulatory and commercial milestone payments to be made					$ 550.0
Number of proprietary targets of license | item					3
Number of additional proprietary targets of license | item					2
Upfront fee paid					$ 54.0
Bottom of range [member] | Janssen
Collaborations and Technology Licenses
Tiered royalty percentage										12.00%
Bottom of range [member] | CureVac
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment				$ 275.0
Top of range [member] | Janssen
Collaborations and Technology Licenses
Tiered royalty percentage										20.00%
Milestone payments receivable												$ 175.0
Top of range [member] | Novo Nordisk A/S
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment															$ 250.0
Top of range [member] | CureVac
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment				$ 368.0
Development Regulatory and Sales Milestone | Top of range [member] | AbbVie
Collaborations and Technology Licenses
Receivables	$ 3,150.0
Countries Outside United States and Japan | Bottom of range [member] | AbbVie
Collaborations and Technology Licenses
Royalty percent on sales	22.00%
Countries Outside United States and Japan | Top of range [member] | AbbVie
Collaborations and Technology Licenses
Royalty percent on sales	26.00%
Clinical Development and Commercial Success Across all Three Programs | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Technology Licenses
Receivables	$ 1,150.0
Success of all Four Next Generation Antibody Product Candidates Developed | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Technology Licenses
Receivables	$ 2,000.0